Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) $ in Thousands, NOK in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 NOK	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 NOK	Oct. 31, 2016 NOK	Jan. 31, 2012 NOK
Debt Instrument [Line Items]
Long-Term Debt, Gross | $		$ 3,237,703	$ 3,426,568
NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	5.75%
Norwegian Kroner Bond Due In January Two Thousand Seventeen [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				NOK 420		NOK 600
Marginal rate added for interest paid (as a percent)		5.75%
Norwegian Kroner Bond Due In October Two Thousand Sixteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | $		$ 30,400
Norwegian Kroner Bond Due In October Two Thousand Sixteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					NOK 180
Realized (losses) gains | $		8,600
Norwegian Kroner Bond Due In October Two Thousand Sixteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					NOK 180
Realized (losses) gains | $		(8,600)
Norwegian Kroner Bond Due In October Two Thousand Seventeen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | $		30,400
Norwegian Kroner Bond Due In October Two Thousand Seventeen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 180
Norwegian Kroner Bond Due In October Two Thousand Seventeen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				NOK 180
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross | $		$ 48,600
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate of bonds		8.84%		8.84%
Debt instrument, face amount | $		$ 41,800
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 240
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				NOK 247
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayment price, percent of principal	103.00%
Norwegian Kroner Bond Due In November Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayment price, percent of principal	101.00%
Norwegian Kroner Bonds due through 2018 [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | $		$ 28,700
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				800
Reference rate for the variable rate of the debt instrument		NIBOR
Marginal rate added for interest paid (as a percent)			4.75%
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 160
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				NOK 160
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross | $		$ 92,600
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate of bonds		7.58%		7.58%
Debt instrument, face amount | $		$ 118,300
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 640
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				NOK 659
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayment price, percent of principal	101.00%
Maturing In December Two Thousand Eighteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate of bonds		7.58%		7.58%